Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Advances from the FHLB summarized by year of maturity and weighted average interest rate
Advances from the FHLB are summarized by year of maturity and weighted average interest rate at December 31, 2016 below.

	Amount	Weighted Rate
2017	$15,395,000	0.76%
2018	18,000,000	1.06%
2019	12,000,000	1.31%
2020	3,000,000	1.38%
Total	$48,395,000	1.05%

Callable FHLB advances